Revenue from Contract with Customers - Schedule of Revenue Expected to be Recognized in Future Related to Performance Obligations (Details) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Disaggregation Of Revenue [Line Items]
2021		$ 2,351
2022		1,004
2023		974
2024		914
2025		844
Thereafter		2,792
Total		$ 8,879
European Wax Center, Inc. and Subsidiaries
Disaggregation Of Revenue [Line Items]
2022	$ 2,316
2023	1,068
2024	1,009
2025	939
Thereafter	3,495
Total	$ 9,421